INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2018
INCOME TAX EXPENSE [abstract]
Disclosure of income tax expense

10.    INCOME TAX EXPENSE

Income tax expense in the consolidated statement of income represents:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Current tax
- Provision for the year	21,313	26,668	27,176
- Adjustment of prior years	228	(72)	(719)
Deferred taxation (Note 23)	(834)	(10,317)	(6,244)
	20,707	16,279	20,213

Reconciliation between actual income tax expense and the expected income tax expense at applicable statutory tax rates is as follows:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Earnings before income tax	80,151	86,697	99,110
Expected PRC income tax expense at a statutory tax rate of 25%	20,038	21,674	24,778
Tax effect of preferential tax rate (Note i)	83	(793)	(1,259)
Effect of income taxes at foreign operations	299	(1,394)	77
Tax effect of non-deductible expenses	1,529	1,905	2,351
Tax effect of non-taxable income	(2,786)	(5,939)	(5,033)
Tax effect of utilization of previously unrecognized tax losses and temporary differences	(453)	(613)	(779)
Tax effect of tax losses not recognized	958	1,485	609
Write-down of deferred tax assets	811	26	188
Adjustment of prior years	228	(72)	(719)
Actual income tax expense	20,707	16,279	20,213

Note:

(i)    The provision for PRC current income tax is based on a statutory income tax rate of 25% of the assessable income of the Group as determined in accordance with the relevant income tax rules and regulations of the PRC, except for certain entities of the Group in western regions in the PRC are taxed at preferential income tax rate of 15% through the year 2020.